Related-Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Commission expense	¥ 90,341	¥ 110,552	¥ 104,598
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	44,392,225	47,201,755	39,879,549
Sales other than petroleum products	8,194,827	9,439,546	6,790,568
Purchases of crude oil	46,790,433	35,371,820	27,934,926
Purchases other than crude oil	7,544,094	9,008,147	9,937,862
Commission expense	90,341	110,552	104,598
Rental income	¥ 34,088	¥ 34,475	¥ 32,829